Accrued and other liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Balance at beginning of year	€ 119.1	€ 128.4
Additions for the year	188.6	137.1
Utilization of the reserve	(162.8)	(145.9)
Effect of exchange rates	0.4	(0.5)
Balance at end of year	€ 145.3	€ 119.1